COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS	12 Months Ended
Dec. 31, 2010
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

Note 3—COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

	December 31,
	2010	2009
Equipment and leasehold improvements
Office furniture and fixtures	$28,909	$28,908
Laboratory equipment	426,798	424,841
Computer equipment and software	139,090	139,090
Leasehold improvements	150,303	150,303

	745,100	743,142
Accumulated depreciation	(633,697)	(504,389)

Equipment, net	$111,403	$238,753

Patents
Patents	$1,415,304	$972,289
Accumulated amortization	(83,692)	(71,263)

Patents, net	$1,331,612	$901,026